Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of changes in share capital

	Number
	of shares	Amount
Balance at January 1, 2022	191,334,392	$5,628.5
Exercise of stock options	148,295	12.2
Vesting of restricted share units	49,919	6.4
Dividend reinvestment plan	360,085	48.2
Balance at December 31, 2022	191,892,691	$5,695.3

Balance at January 1, 2023	191,892,691	$5,695.3
Exercise of stock options	61,000	3.8
Dividend reinvestment plan	101,912	14.5
Balance at June 30, 2023	192,055,603	$5,713.6

Schedule of dividends paid

	For the three months ended		For the six months ended
	June 30,		June 30,
	2023	2022	2023	2022
Cash dividends	$58.6	$51.3	$116.4	$101.4
DRIP dividends	6.9	9.7	14.5	21.8
	$65.5	$61.0	$130.9	$123.2